Subsequent Events	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 9. Subsequent Events
The Company evaluated subsequent events and transactions that occurred up to the date the unaudited condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment to or disclosure in the unaudited condensed financial statements.

F-90

Note 8—Subsequent Events
The Company evaluated events that have occurred after the balance sheet date through the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, except as noted below.
On November 16, 2021, the Company amended its Note to extend the maturity date from December 31, 2021 to June 30, 2022
.